UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

PURCHASING POWER, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2025	to	December 31, 2025
Date of Report (Date of earliest event reported)	February 17, 2026
Commission File Number of securitizer:	025-02292
Central Index Key Number of securitizer:	0001655076

Gregory M. Birge, Esq., Chief Legal Officer, (404) 609-5100

 Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Purchasing Power, LLC, as securitizer, has indicated by check mark that there is no activity to report for the annual period ending December 31, 2025 in respect of any asset-backed securities sponsored by it and outstanding during the reporting period, all of which were privately issued by the following: Purchasing Power Funding 2021-A, LLC and Purchasing Power Funding 2024-A, LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PURCHASING POWER, LLC	(Securitizer, Depositor or Underwriter)

Date	February 17, 2026

/s/Gregory M. Birge	(Signature)*
*Gregory M. Birge, Chief Legal Officer and Secretary